Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Schedule of Interest Income and Expense by Geographic Areas

The information on interest income and interest expenses for the years ended December 31, 2022, 2021 and 2020 of the aforementioned reporting segments is presented below:

	2022			2021			2020
	Chile	Colombia	Total	Chile	Colombia	Total	Chile	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest income	2,668,383	508,750	3,177,133	1,324,275	363,227	1,687,502	1,116,943	432,731	1,549,674
Interest expense	(1,726,924)	(279,742)	(2,006,666)	(580,997)	(130,198)	(711,195)	(490,729)	(192,508)	(683,237)
Net interest income	941,459	229,008	1,170,467	743,278	233,029	976,307	626,214	240,223	866,437

Schedule of Assets and Liabilities by Segment

		As of December 31, 2022
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
Cash and deposits in banks	5 a)	2,679,389	379,363	3,058,752
Cash items in process of collection	5 b)	494,501	493	494,994
Financial instruments at fair value through profit or loss	6	275,313	196,970	472,283
Financial instruments at fair value through other comprehensive income	11	3,348,889	386,401	3,735,290
Loans and accounts receivable at amortized cost and interbank loans	9-10	21,944,059	3,813,874	25,757,933
Investment in associates	12	15,781	(4,197)	11,584
Financial instruments at amortized cost	11	880,026	133,917	1,013,943
Investments under resale agreements	7	63,154	99,620	162,774
Financial derivatives contracts held for trading	8 a)	3,468,512	149,280	3,617,792
Financial derivative contracts held for hedge accounting	8 b)	101,418	37,130	138,548
Intangible assets (1)	13	664,115	29,675	693,790
Property, plant, and equipment	14	45,554	14,642	60,196
Right of use assets under lease agreements	15	76,169	13,370	89,539
Current taxes	16	50,690	37,663	88,353
Deferred taxes	16	195,583	79,029	274,612
Other assets	17 a)	558,111	71,572	629,683
Other non-current assets held for sale	17 b)	12,174	8,526	20,700
TOTAL ASSETS		34,873,438	5,447,328	40,320,766

		As of December 31, 2022
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
LIABILITIES
Deposits and other demand liabilities	18 a)	3,771,795	1,783,390	5,555,185
Cash in process of being cleared	5 b)	456,948	9	456,957
Obligations under repurchase agreements	7 b)	288,447	65,641	354,088
Time deposits and other time liabilities	18 b)	11,212,884	1,490,769	12,703,653
Financial derivatives contracts held for trading	8 a)	3,270,449	155,692	3,426,141
Financial derivative contracts held for hedge accounting	8 b)	201,590	17,143	218,733
Interbank borrowings	19	4,068,308	660,015	4,728,323
Debt instruments issued	20	6,124,805	423,002	6,547,807
Financial instruments of regulatory capital issued	20	1,070,933	192,236	1,263,169
Other financial liabilities	20	359,573	—	359,573
Lease contracts liabilities	15	79,846	14,729	94,575
Current taxes	16	—	77	77
Deferred taxes	16	—	—	—
Provisions	21	204,343	82,791	287,134
Other liabilities	22 a)	912,754	94,808	1,007,562
Liabilities directly associated with non-current assets held for sale	22 b)	—	—	—
TOTAL LIABILITIES		32,022,675	4,980,302	37,002,977

(1)    This includes goodwill generated in business combination between Itaú Chile and Corpbanca totaling MCh$492,512 as of December 31, 2022.

Note 4 – Reporting Segments, continued

		As of December 31, 2021
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
Cash and deposits in banks	5 a)	2,867,539	605,853	3,473,392
Cash items in process of collection	5 b)	438,149	347	438,496
Financial instruments at fair value through profit or loss	6	91,817	240,907	332,724
Financial instruments at fair value through other comprehensive income	11	3,291,135	369,315	3,660,450
Loans and accounts receivable at amortized cost and interbank loans	9-10	19,300,174	4,575,928	23,876,102
Investment in associates	12	9,152	—	9,152
Financial instruments at amortized cost	11	—	187,455	187,455
Investments under resale agreements	7	171,810	434,368	606,178
Financial derivatives contracts held for trading	8 a)	2,836,215	61,588	2,897,803
Financial derivative contracts held for hedge accounting	8 b)	41,754	41,369	83,123
Intangible assets (1)	13	663,503	35,841	699,344
Property, plant, and equipment	14	47,139	24,794	71,933
Right of use assets under lease agreements	15	90,504	20,277	110,781
Current taxes	16	20,584	37,600	58,184
Deferred taxes	16	198,698	73,513	272,211
Other assets	17 a)	738,346	72,175	810,521
Other non-current assets held for sale	17 b)	7,611	4,783	12,394
TOTAL ASSETS		30,814,130	6,786,113	37,600,243

		As of December 31, 2021
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
LIABILITIES
Deposits and other demand liabilities	18 a)	4,641,522	2,934,573	7,576,095
Cash in process of being cleared	5 b)	424,358	—	424,358
Obligations under repurchase agreements	7 b)	212,356	253,650	466,006
Time deposits and other time liabilities	18 b)	8,789,515	1,307,928	10,097,443
Financial derivatives contracts held for trading	8 a)	2,693,524	63,818	2,757,342
Financial derivative contracts held for hedge accounting	8 b)	160,267	7,978	168,245
Interbank borrowings	19	4,263,230	655,193	4,918,423
Debt instruments issued	20	5,027,267	582,528	5,609,795
Financial instruments of regulatory capital issued	20	955,982	197,063	1,153,045
Other financial liabilities	20	42,435	—	42,435
Lease contracts liabilities	15	93,497	22,047	115,544
Current taxes	16	393	939	1,332
Deferred taxes	16	—	—	—
Provisions	21	157,113	78,234	235,347
Other liabilities	22 a)	614,472	95,140	709,612
Liabilities directly associated with non-current assets held for sale	22 b)	—	—	—
TOTAL LIABILITIES		28,075,931	6,199,091	34,275,022

(1)    This includes goodwill generated in business combination between Itaú Chile and Corpbanca totaling MCh$492,512 as of December 31, 2021.

Schedule of Income by Segment

	2022			2021			2020
	Chile	Colombia	Total	Chile	Colombia	Total	Chile	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Net interest income	941,459	229,008	1,170,467	743,278	233,029	976,307	626,214	240,223	866,437
Net fee and commission income	141,667	31,332	172,999	123,612	29,930	153,542	108,140	32,859	140,999
Net income from financial operations	162,539	38,302	200,841	11,934	43,976	55,910	25,031	85,856	110,887
Net foreign exchange gain (loss)	(30,621)	(20,895)	(51,516)	169,188	(20,023)	149,165	(20,491)	(53,973)	(74,464)
Other operating income	23,599	10,630	34,229	15,295	13,983	29,278	16,588	48,990	65,578
Provision for loan losses	(269,321)	(64,342)	(333,663)	(184,155)	(78,285)	(262,440)	(310,429)	(155,801)	(466,230)
NET OPERATING PROFIT	969,322	224,035	1,193,357	879,152	222,610	1,101,762	445,053	198,154	643,207
Depreciation and amortization	(80,083)	(16,104)	(96,187)	(82,479)	(19,104)	(101,583)	(96,117)	(30,327)	(126,444)
Operating expenses (1) (2)	(490,409)	(196,388)	(686,797)	(420,962)	(187,062)	(608,024)	(896,152)	(559,182)	(1,455,334)
OPERATING INCOME (LOSS)	398,830	11,543	410,373	375,711	16,444	392,155	(547,216)	(391,355)	(938,571)
Income from investment in associates	2,429	—	2,429	(1,610)	1,323	(287)	(2,794)	—	(2,794)
Income taxes	28,728	1,830	30,558	(118,366)	2,735	(115,631)	73,965	41,245	115,210
CONSOLIDATED INCOME (LOSS) FOR THE YEAR	429,987	13,373	443,360	255,735	20,502	276,237	(476,045)	(350,110)	(826,155)

(1)   Includes personnel salaries and expenses, administrative expenses, impairment, and other operating expenses

(2)  As of December 31, 2020, includes the recognition of an impairment loss of MCh$814,879. The impairment is broken down into MCh$651,825 corresponding to the impairment on Goodwill, MCh$412,356 and MCh$239,469 of CGUs of Chile and Colombia, respectively, and MCh$113,911 corresponding to the intangibles generated in the business combination of the CGU Colombia. Intangible assets include impairment on Software and Licenses of MCh$38,849, which is broken down into MCh$34,524 and MCh$4,325 in the Chile CGU and Colombia CGU, respectively. In addition, the Chile CGU includes impairment of property, plant and equipment for MCh$10,294.